Share Capital and Treasury Shares (Details) - USD ($) $ in Thousands				1 Months Ended			6 Months Ended	12 Months Ended
		Oct. 31, 2025	Oct. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Dec. 31, 2023	Oct. 31, 2023	Oct. 31, 2025		Oct. 31, 2024		Apr. 30, 2023
Share Capital and Treasury Shares [Line Items]
Ordinary shares fair value (in Dollars)							$ 5,602	$ 262,803		$ 100,000		$ 229,186
Stock repurchased amount (in Dollars)										$ 447,522		$ 318,882
TGE [Member]
Share Capital and Treasury Shares [Line Items]
Consideration (in Dollars)				$ 262,800		$ 100,000
Treasury Stock, Common [Member] | TGE [Member]
Share Capital and Treasury Shares [Line Items]
Transfer of shares				18,386,675		100,961
Class B Ordinary Shares [Member]
Share Capital and Treasury Shares [Line Items]
Issuance of shares, share capital									[1]	192,307	[2]
Ordinary shares fair value (in Dollars)									[1]		[2]
Repurchased shares						553,192				18,838,906	[3]
Stock repurchased amount (in Dollars)	[3]									$ 2
Class B Ordinary Shares [Member] | Immediate holding company [Member]
Share Capital and Treasury Shares [Line Items]
Repurchased shares					18,285,714
Class B Ordinary Shares [Member] | TGE [Member]
Share Capital and Treasury Shares [Line Items]
Transfer of shares						91,346				91,346
Issuance of shares, share capital		452,231
Issuance of shares			18,838,906
Class B Ordinary Shares [Member] | Maximum [Member]
Share Capital and Treasury Shares [Line Items]
Stock repurchased amount (in Dollars)								$ 447,522
Class A Ordinary Shares [Member]
Share Capital and Treasury Shares [Line Items]
Issuance of shares, share capital					21,485,714			46,015,379	[1]	21,485,714	[2]
Ordinary shares fair value (in Dollars)								$ 5	[1]	$ 2	[2]
Repurchased shares	[3]
Stock repurchased amount (in Dollars)	[3]
Class A Ordinary Shares [Member] | TGE [Member]
Share Capital and Treasury Shares [Line Items]
Transfer of shares				14,295,371
Issuance of shares, share capital		34,819,047		13,333,333
Ordinary shares fair value (in Dollars)				$ 100,000	$ 188,000
Issuance of shares			21,485,714
Non-Voting Redeemable Ordinary Shares [Member] | TGE [Member]
Share Capital and Treasury Shares [Line Items]
Issuance of shares, share capital				1,680

[1]	In November 2024, the Company transferred 18,386,675 treasury shares of the Company and issued 14,295,371 Class A shares to independent third parties at an aggregate consideration of US$262,800. In November 2024, the Company issued 13,333,333 Class A ordinary shares to TGE at the consideration of US$100,000 for the purpose of the acquisition of 1,680 non-voting redeemable ordinary shares of TGE.
[2]	In December 2023, the Company transferred 100,961 treasury shares of the Company and issued 91,346 Class B ordinary shares to the immediate holding company at an aggregate consideration of US$100,000. In October 2024, the Company issued 21,485,714 Class A ordinary shares to TGE at the consideration of US$188,000 for the purpose of the acquisition of the controlling stake of TGE.
[3]	In December 2023 and October 2024, the Company repurchased 553,192 and 18,285,714 Class B ordinary shares from the immediate holding company, respectively, amounting to US$447,522 in aggregate.